Financial Instruments - Summary of Percentage of Revenues (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Revenue from top five customers	12.70%	11.40%	11.00%
Revenue from top ten customers	20.20%	19.30%	18.10%